Share-based compensation weighted average exercise prices (Details)			12 Months Ended
	Sep. 02, 2020 Options	Sep. 01, 2020 Options	Dec. 31, 2021 Options R$ / shares	Dec. 31, 2021 BRL (R$) Options R$ / shares	Dec. 31, 2021 Options R$ / shares	Dec. 31, 2020 Options R$ / shares	Dec. 31, 2020 Options BRL (R$) R$ / shares	Dec. 31, 2020 Options R$ / shares	Dec. 31, 2019 Options R$ / shares shares
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, number of options			715,455	715,455		733,136			640,763
Granted during the year, number of options | Options	715,000	22,218,000	0			0			167,972
Exercised during the year, number of options | Options			(240,563)						(59,165)
Forfeited during the year, number of options | Options						(17,681)			(16,435)
As of December 31, number of options			474,892			715,455	715,455		733,136
Exercisable at December 31 | Options			435,908	435,908	435,908	415,462	415,462	415,462	544,291
Repurchased during the year, number of options | shares									(59,165)
As of January 1, WAEP per option					R$ 37.95			R$ 46.19	R$ 35.96
Granted during the year, WAEP per option									63.86
Exercised during the year, WAEP per option					37.25				31.62
Forfeited during the year, WAEP per option								17.36	31.62
As of December 31, WAEP per option					50.60			37.95	46.19
Exercisable at December 31, WAEP per option			R$ 49.39	R$ 49.39	R$ 49.39	R$ 42.01	R$ 42.01	R$ 42.01	41.54
Repurchased during the year, WAEP per option									R$ 37.82
Number of options expired, number of options | Options						0			0
Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, number of options | Options			874,888			0
Granted during the year, number of options | Options			6,549			874,888
Exercised during the year, number of options | Options			0
Forfeited during the year, number of options | Options			(14,523)			0
As of December 31, number of options | Options			866,914			874,888			0
Exercisable at December 31 | Options			130,037	130,037	130,037	0	0	0
As of January 1, WAEP per option					R$ 0.54			R$ 0
Granted during the year, WAEP per option					10.31			0.54
Forfeited during the year, WAEP per option					9.05			0
As of December 31, WAEP per option					10.31			0.54	R$ 0
Exercisable at December 31, WAEP per option			R$ 15.64	R$ 15.64	R$ 15.64	R$ 0	R$ 0	R$ 0